Goodwill and Other Intangible Assets - Schedule of Carrying Amount of Goodwill (Details) - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Markets [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	$ 162,018	$ 162,018
Balance	161,486	162,018
Changes in goodwill during the year:
Acquisition of other businesses
Goodwill impairment
Other	(532)
Changes in goodwill during the year:
Reclassified as held for sale
Wealth Management [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	51,195	51,195
Balance	37,334	51,195
Changes in goodwill during the year:
Acquisition of other businesses
Goodwill impairment
Other
Changes in goodwill during the year:
Reclassified as held for sale	(13,861)
Financial Consulting Segment [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	193,867	193,195
Balance	193,867	193,867
Changes in goodwill during the year:
Acquisition of other businesses
Goodwill impairment
Other		672
Changes in goodwill during the year:
Reclassified as held for sale
Communications [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	26,681	75,753
Balance		26,681
Changes in goodwill during the year:
Acquisition of other businesses
Goodwill impairment	(26,681)	(53,100)
Other		4,028
Changes in goodwill during the year:
Reclassified as held for sale
Consumer Products [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance
Balance
Changes in goodwill during the year:
Acquisition of other businesses	56,028
Goodwill impairment	(57,664)
Other	1,636
Changes in goodwill during the year:
Reclassified as held for sale
E-Commerce [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	3,280	4,779
Balance		3,280
Changes in goodwill during the year:
Acquisition of other businesses		2,428
Goodwill impairment
Other		(3,927)
Changes in goodwill during the year:
Reclassified as held for sale	(3,280)
All Other [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	437,041	486,940
Balance	392,687	437,041
Changes in goodwill during the year:
Acquisition of other businesses	56,028	2,428
Goodwill impairment	(84,345)	(53,100)
Other	1,104	$ 773
Changes in goodwill during the year:
Reclassified as held for sale	$ (17,141)